General Information - Additional Information (Detail)	Dec. 31, 2018 Employees Facility site Center
Disclosure of general information [abstract]
Number of production facilities | Facility	26
Number of administrative and commercial sites | site	3
Number of R&D centers | Center	3
Number of employees | Employees	13,000